united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
Decemeber 31, 2016
Shares		Value
	COMMON STOCKS - 97.5%
	AEROSPACE/DEFENSE - 5.3%
5,241	General Dynamics Corp.	$ 904,911
5,487	Raytheon Co.	779,154
		1,684,065
	BANKS - 6.8%
33,086	Bank of America Corp.	731,201
7,935	Northern Trust Corp.	706,612
14,327	U.S. Bancorp	735,978
		2,173,791
	BEVERAGE - 2.6%
5,446	Constellation Brands, Inc.	834,926

	CHEMICALS - 1.9%
7,061	LyondellBasell Industries N.V.	605,692

	COMPUTERS - 2.8%
7,813	Apple, Inc.	904,902

	DIVERSIFIED FINANCIAL SERVICES - 8.4%
12,083	Discover Financial Services	871,063
8,777	Mastercard, Inc. - Class A	906,225
24,794	Synchrony Financial *	899,278
		2,676,566
	ELECTRIC - 2.2%
11,084	American Electric Power Co., Inc.	697,849

	ELECTRONICS - 2.1%
12,178	Fortive Corp.	653,106

	ENVIRONMENTAL CONTROL - 2.1%
11,727	Republic Services, Inc.	669,025

	FOOD - 4.7%
9,168	Kraft Heinz Co./The	800,550
20,758	Kroger Co./The	716,359
		1,516,909
	HEALTHCARE-PRODUCTS - 4.4%
8,278	Danaher Corp.	644,359
5,419	Thermo Fisher Scientific. Inc,	764,621
		1,408,980
	HEALTHCARE - SERVICES - 5.0%
5,268	Aetna, Inc.	653,285
5,911	UnitedHealth Group, Inc.	945,996
		1,599,281
	HOUSEWARES - 2.6%
18,504	Newell Rubbermaid, Inc.	826,204

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
Decemeber 31, 2016
Shares		Value
	INSURANCE - 2.8%
6,842	Chubb Ltd.	$ 903,965

	INTERNET - 2.8%
575	Alphabet, Inc. - Class A *	455,659
575	Alphabet, Inc. - Class C *	443,796
		899,455
	LEISURE TIME - 2.5%
15,627	Carnival Corp.	813,542

	MEDIA - 2.2%
24,945	Twenty-First Century Fox, Inc.	699,458

	OIL & GAS - 6.2%
6,308	Chevron Corp.	742,452
6,842	EOG Resources, Inc.	691,726
6,116	Exxon Mobil Corp.	552,030
		1,986,208
	PHARMACEUTICALS - 4.9%
6,691	Johnson & Johnson	770,870
13,533	Merck & Co., Inc.	796,688
		1,567,558
	PIPELINES - 0.9%
6,472	TransCanada Corp.	292,211
	REAL ESTATE INVESTMENT TRUST (REIT) - 2.3%
12,014	Ventas, Inc.	751,115

	RETAIL - 7.1%
5,569	McDonald's Corp.	677,859
11,659	TJX Cos., Inc.	875,941
10,550	Wal-Mart Stores, Inc.	729,216
		2,283,016
	SEMICONDUCTORS - 4.7%
11,672	QUALCOMM, Inc.	761,014
10,003	Texas Instruments Inc	729,919
		1,490,933
	SOFTWARE - 4.8%
8,320	Fiserv, Inc. *	884,250
17,118	Oracle Corp.	658,187
		1,542,437
	TELECOMMUNICATIONS - 5.4%
19,089	AT&T, Inc.	811,855
30,583	Cisco Systems, Inc.	924,218
		1,736,073

	TOTAL COMMON STOCKS (Cost $25,455,291)	31,217,267

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
Decemeber 31, 2016
	Shares		Value
SHORT-TERM INVESTMENT - 2.5%
MONEY MARKET FUND - 2.5%
	812,108	JPMorgan U.S. Treasury Plus Money Market Fund, 0.29%** (Cost $812,108)	$ 812,108

		TOTAL INVESTMENTS - 100.0% (Cost $26,267,399) (a)	$ 32,029,375
		LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(6,003)
		NET ASSETS - 100.0%	$ 32,023,372

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,416,760 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 5,774,634
		Unrealized Depreciation:	(162,019)
		Net Unrealized Appreciation:	$ 5,612,615
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
N.V. - Naamloze Vennootschap

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 31,217,267	$ -	$ -	$ 31,217,267
Short Term Investment	812,108	-	-	812,108
Total	$ 32,029,375	$ -	$ -	$ 32,029,375

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016
Shares		Value
	COMMON STOCKS - 35.4%
	ADVERTISING - 0.3%
609	Omnicom Group, Inc.	$ 51,832

	AEROSPACE & DEFENSE - 1.7%
438	Arconic, Inc.	8,121
530	Harris Corp.	54,309
1,467	Kaman Corp.	71,780
381	Lockheed Martin Corp.	95,227
545	Raytheon Co.	77,390
		306,827
	AIRLINES - 0.5%
1,087	Alaska Air Group, Inc.	96,450

	APPAREL - 0.3%
2,843	Hanesbrands, Inc.	61,324

	AUTO PARTS & EQUIPMENT - 0.5%
698	Lear Corp.	92,394

	BANKS - 2.1%
1,559	BB&T Corp.	73,304
2,419	International Bancshares Corp.	98,695
1,488	Prosperity Bancshares, Inc.	106,809
7,957	Regions Financial Corp.	114,263
		393,071
	BEVERAGES 0.3%
571	Diageo PLC	59,350

	BIOTECHNOLOGY - 0.2%
301	Amgen, Inc.	44,009

	CHEMICALS - 1.4%
1,971	Celanese Corp.	155,196
1,274	Sensient Technologies Corp.	100,111
		255,307
	COMMERCIAL SERVICES - 1.0%
641	Automatic Data Processing, Inc.	65,882
1,549	Deluxe Corp.	110,924
		176,806
	COMPUTERS - 0.5%
798	Apple, Inc.	92,424

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Value
	DISTRIBUTION/WHOLESALE - 0.3%
1,925	LKQ Corp. *	$ 59,001

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
373	Alliance Data Systems Corp. *	85,231
5,454	Navient Corp.	89,609
		174,840
	ELECTRIC - 0.8%
1,026	American Electric Power Co, Inc.	64,597
1,093	Pinnacle West Capital Corp.	85,287
		149,884
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,060	Belden, Inc.	79,256

	ENGINEERING & CONSTRUCTION - 0.5%
1,199	Dycom Industries, Inc. *	96,268

	ENTERTAINMENT - 0.4%
395	Vail Resorts, Inc.	63,717

	ENVIRONMENTAL CONTROL - 0.5%
1,253	MSA Safety, Inc.	86,870

	FOOD - 1.1%
867	The Kraft Foods Group, Inc.	75,706
648	Sanderson Farms, Inc.	61,068
1,106	Sysco Corp.	61,239
		198,013
	HEALTHCARE - PRODUCTS - 1.1%
2,006	Hologic, Inc. *	80,481
1,010	ResMed, Inc.	62,671
2,139	VWR Corp. *	53,539
		196,691
	HEALTHCARE - SERVICES - 0.4%
404	UnitedHealth Group, Inc.	64,656

	HOUSEHOLD PRODUCTS & WARES - 0.3%
475	Spectrum Brands Holdings, Inc.	58,107

	HOUSEWARES - 0.3%
1,222	Newell Rubbermaid, Inc.	54,562

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Value
	INSURANCE - 2.0%
1,200	Aflac, Inc.	83,520
1,279	American Financial Group, Inc.	112,705
614	Chubb Ltd.	81,122
1,250	Cincinnati Financial Corp.	94,688
		372,035
	LEISURE TIME - 0.4%
1,467	Carnival Corp.	76,372

	MACHINERY - DIVERSIFIED - 0.2%
279	Deere & Co.	28,748

	MEDIA - 0.4%
3,052	TEGNA, Inc.	65,282

	MINING - 0.1%
151	Aloca, Inc.	4,240
412	BHP Billiton Ltd	14,741
187	Newmont Mining Corp.	6,371
		25,352
	MISCELLANEOUS MANUFACTURING - 0.4%
1,012	Ingersoll-Rand PLC	75,941

	OIL & GAS - 3.1%
248	Anadarko Petroleum Corp.	17,293
330	Apache Corp.	20,945
624	BP PLC	23,325
586	Cabot Oil & Gas Corp.	13,689
494	Carrizo Oil & Gas, Inc. *	18,451
727	Chevron Corp.	85,568
127	Cimarex Energy Co.	17,259
109	Concho Resources, Inc. *	14,453
361	ConocoPhillips	18,101
251	Devon Energy Corp.	11,463
308	Diamond Offshore Drilling, Inc. *	5,452
185	EOG Resources, Inc.	18,704
200	EQT Corp.	13,080
333	Exxon Mobil Corp.	30,057
1,455	Gulfport Energy Corp. *	31,486
508	Imperial Oil Ltd.	17,658
287	Marathon Petroleum Corp.	14,450
392	Newfield Exploration Co. *	15,876
321	Occidental Petroleum Corp.	22,865
91	Pioneer Natural Resources Co.	16,386
1,588	RSP Permian, Inc. *	70,857
1,016	Valero Energy Corp.	69,413
		566,831

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Value
	OIL & GAS SERVICES - 0.8%
121	Core Laboratories N.V.	$ 14,525
1,544	FMC Technologies, Inc. *	54,858
465	Halliburton Co.	25,152
680	Oil States International, Inc. *	26,520
703	RPC, Inc.	13,926
1,098	Superior Energy Services, Inc.	18,534
		153,515
	PACKAGING & CONTAINERS - 0.1%
260	Packaging Corp. of America	22,053

	PHARMACEUTICALS - 2.0%
1,402	AbbVie, Inc.	87,793
797	Johnson & Johnson	91,822
1,578	Merck & Co, Inc.	92,897
1,857	Prestige Brands Holdings, Inc. *	96,750
		369,262
	PIPELINES - 0.9%
392	DCP Midstream Partners LP	15,045
727	Enbridge Energy Partners LP	18,524
607	Enterprise Products Partners LP	16,413
969	Magellan Midstream Partners LP	73,286
229	ONEOK Partners LP	9,849
455	Plains All American Pipeline LP	14,692
309	TransCanada Corp.	13,951
		161,760
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
1,248	Agree Realty Corp.	57,470
1,393	American Campus Communities, Inc.	69,330
6,899	Duke Realty Corp.	183,237
1,048	Extra Space Storage, Inc.	80,948
643	Weyerhaeuser Co.	19,348
		410,333
	RETAIL - 1.4%
1,375	Dunkin' Brands Group Inc	72,105
1,106	Foot Locker, Inc.	78,405
662	Tractor Supply Co.	50,186
925	Wal-Mart Stores, Inc.	63,936
		264,632
	SEMICONDUCTORS - 0.8%
2,289	Intel Corp.	83,022
987	QUALCOMM, Inc.	64,353
		147,375
	SOFTWARE - 3.6%
1,510	CA, Inc.	47,972
1,197	CDK Global, Inc.	71,449
1,169	j2 Global, Inc.	95,624
1,776	Microsoft Corp.	110,361
949	MSCI, Inc.	74,762
940	Open Text Corp.	58,101
932	SYNNEX Corp.	112,791
1,575	Synopsys, Inc. *	92,705
		663,765

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Value
	TELECOMMUNICATIONS - 1.1%
1,481	AT&T, Inc.	$ 62,987
2,544	Cisco Systems, Inc.	76,880
1,156	Verizon Communications, Inc.	61,707
		201,574

	TOTAL COMMON STOCKS (Cost $4,731,461)	6,516,489
Principal ($)		.
	CONVERTIBLE BONDS - 11.4%
	AUTO MANUFACTURERS - 1.7%
98,000	Navistar International Corp., 4.500% due 10/15/18	97,081
242,000	Tesla Motors, Inc., 1.250% due 3/1/21	210,691
		307,772
	DISTRIBUTION/WHOLESALE - 0.5%
103,000	Titan Machinery, Inc., 3.750% due 5/1/19	92,958

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	149,021

	HEALTHCARE-PRODUCTS - 1.2%
140,000	NuVasive, Inc., 2.750% due 7/1/17	227,850

	HEALTHCARE - SERVICES - 1.3%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	116,248
100,000	Healthways, Inc., 1.500% due 7/1/18	128,313
		244,561
	INTERNET - 1.1%
200,000	Web.com Group, Inc., 1.000% due 8/15/18	193,375

	INVESTMENT COMPANIES - 1.4%
250,000	Prospect Capital Corp., 5.875% due 1/15/19	257,188

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Value
	OIL & GAS - 0.8%
130,000	Alon USA Energy, Inc., 3.000% due 09/15/2018	$ 137,231
203,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	548
		137,779
	SEMICONDUCTORS - 1.0%
150,000	Rambus, Inc., 1.125% due 8/15/18	187,031

	SOFTWARE - 1.1%
99,000	Cornerstone OnDemand, Inc., 1.500% due 7/1/18	103,331
100,000	Nuance Communications, Inc., 2.750% due 11/1/31	100,938
		204,269
	TRANSPORTATION 0.5%
108,000	Scorpio Tankers, Inc., 2.375% due 07/01/2019	87,750

	TOTAL CONVERTIBLE BONDS (Cost $2,015,332)	2,089,554

	EXCHANGE TRADED FUNDS - 38.4%
	ASSET ALLOCATION FUND - 2.3%
9,150	SPDR Barclays Convertible Securities ETF	417,698

	COMMODITY FUND - 0.1%
195	SPDR Gold Shares *	21,374

	DEBT FUND - 8.7%
5,725	First Trust Senior Loan ETF	277,949
14,875	Highland/iBoxx Senior Loan ETF	278,906
5,250	iShares iBoxx $ High Yield Corporate Bond ETF	454,387
7,900	SPDR Barclays High Yield Bond ETF	287,955
3,470	Vanguard Intermediate-Term Corporate Bond ETF	297,379
		1,596,576
	EQUITY FUNDS - 27.3%
17,505	Ascendant Deep Value Convertibles Fund #	202,713
342	iShares Global Timber & Forestry ETF	18,331
1,300	iShares Russell 2000 ETF	175,305
297,977	Patriot Fund #	4,579,910
680	VanEck Vectors Gold Miners ETF	14,226
		4,990,485

	TOTAL EXCHANGE TRADED FUNDS (Cost $6,890,631)	7,026,133

	MUTUAL FUND - 0.1%
	CLOSED-END FUND - 0.1%
1,925	Sprott Physical Silver Trust - Trust Unit * (Cost $13,987)	11,704

Principal ($)
	NON-CONVERTIBLE BONDS - 10.5%
	AGRICULTURE - 0.1%
14,000	Archer-Daniels Midland Co., 8.375% due 4/15/17	14,272

	AUTO MANUFACTURERS - 0.5%
86,000	Ford Motor Co., 6.500% due 08/01/2018	91,758

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Principal ($)		Value
	BANKS - 0.3%
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	$ 55,953

	BEVERAGES - 0.2%
34,000	PepsiCo., Inc., 5.000% due 6/1/18	35,713

	CHEMICALS - 0.7%
110,000	The Valspar Corp., 7.250% due 6/15/19	121,532

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
200,000	General Cable Corp., 4.500% due 11/15/29	157,125

	FOOD - 1.3%
225,000	Kellogg Co., 3.250% due 5/21/18	229,835

	INTERNET 0.5%
92,000	eBay Inc., 2.200% due 8/1/19	92,015

	IRON & STEEL - 0.4%
74,000	Nucor Corp., 5.750% due 12/1/17	76,668

	MEDIA - 1.8%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	212,997
115,000	Viacom, Inc., 5.625% due 9/15/19	123,797
		336,794
	OFFICE & BUSINESS EQUIPMENT - 0.8%
150,000	Xerox Corp., 3.500% due 8/20/20	151,384

	PHARMACEUTICALS - 0.6%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	36,836
74,000	Pfizer, Inc., 4.650% due 3/1/18	76,754
		113,590
	PIPELINES - 0.8%
70,000	Kinder Morgan, Inc., 6.500% due 9/15/20	78,543
70,000	Kinder Morgan Energy Partners LP, 5.300% due 9/15/20	75,252
		153,795
	PRIVATE EQUITY - 1.4%
248,000	Icahn Enterprises Finance Corp., 3.500% due 3/15/17	248,620

	RETAIL - 0.2%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	36,775

	TOTAL NON-CONVERTIBLE BONDS (Cost $1,890,659)	1,915,829

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Principal ($)			Value

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.6%
50,768	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	$ 52,107
48,065	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,573
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $101,913)	102,680
Shares
		SHORT-TERM INVESTMENT- 3.5%
		MONEY MARKET FUND - 3.5%
632,760		JPMorgan U.S. Government Money Market Fund, 0.29% ** (Cost $632,760)	632,760

		TOTAL INVESTMENTS - 99.9% (Cost $16,276,743) (a)	$ 18,295,149
		OTHER ASSETS LESS LIABILITIES - 0.1%	18,516
		NET ASSETS - 100.0%	$ 18,313,665

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,357,196 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,304,923
		Unrealized Depreciation:	(366,970)
		Net Unrealized Appreciation:	$ 1,937,953
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
# Affiliated Fund
LP - Limited Partnership
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
(b) Principal Amount of security is adjusted for inflation factor.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,516,489	$ -	$ -	$ 6,516,489
Convertible Bonds	-	2,089,554	-	2,089,554
Exchange Traded Funds	7,026,133	-	-	7,026,133
Mutual Fund	11,704	-	-	11,704
Non-Convertible Bonds	-	1,915,829	-	1,915,829
U.S. Government Treasury Obligations	-	102,680	-	102,680
Short-Term Investment	632,760	-	-	632,760
Total	$ 14,187,086	$ 4,108,063	$ -	$ 18,295,149

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 2/24/2017

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 2/24/2017